Goodwill (Narrative) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($) ReportingUnits
Goodwill [Line Items]
Goodwill impairment losses			$ 16,369
Sohu [Member]
Goodwill [Line Items]
Number of reporting units | ReportingUnits			1
Sogou [Member]
Goodwill [Line Items]
Number of reporting units | ReportingUnits			1
Changyou [Member] | 17173.com Website [Member]
Goodwill [Line Items]
Goodwill impairment losses	$ 16,400
Changyou [Member] | MoboTap [Member]
Goodwill [Line Items]
Goodwill impairment losses		$ 83,500